Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2013	Oct. 31, 2012
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 74,073	$ 92,148
Preferred stock, no par value (usd per share)
Preferred stock, shares authorized (shares)	1,000,000	1,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Common stock, no par value (usd per share)
Common stock, shares authorized (shares)	50,000,000	50,000,000
Common stock, shares issued (shares)	6,570,734	6,411,592
Common stock, shares outstanding (shares)	6,570,734	6,411,592